Annual Fund Operating Expenses - Putnam Focused Large Cap Growth ETF	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 14, 2026
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Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.49%

[1]	Management fees have been restated to reflect the reduced management fee effective July 1, 2025. Consequently, the total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[2]	The Investment Manager (as defined below) has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. This arrangement cannot be terminated prior to September 14, 2026 without approval of the Board of Trustees.